PROVISION FOR RECLAMATION AND REHABILITATION	12 Months Ended
Dec. 31, 2023
Provision For Reclamation And Rehabilitation [Abstract]
PROVISION FOR RECLAMATION AND REHABILITATION [Text Block]

11. PROVISION FOR RECLAMATION AND REHABILITATION

The Company's environmental permits require that it reclaim certain land it disturbs during mining and development operations. Significant reclamation and closure activities include land rehabilitation, decommissioning of buildings and mine facilities, ongoing care and maintenance and other costs.

The timing of cash flows has been estimated based on the estimated mine lives using current reserves and the present value of the probability weighted future cash flows. The model assumes a risk-free rate specific to the liability of 9.70% for Guanaceví, 9.70% for Bolañitos and 9.34% for Terronera, and with an estimated inflation rate of 5.25%, 5.25% and 4.59% respectively.

Changes to the reclamation and rehabilitation provision balance during the year are as follows:

	Terronera	Guanaceví	Bolañitos	El Compas	Pitarrilla	Total
Balance at December 31, 2021	$-	$3,997	$3,237	$163	$-	$7,397

Acquisitions	-	-	-	-	44	44
Accretion	-	268	211	-	-	479
Disposals	-	-	-	(163)	-	(163)
Effects of movements in exchange rates	-	95	93	-	-	188
Change in estimates during the year	251	(257)	(338)	-	-	(344)
Balance at December 31, 2022	$251	$4,103	$3,203	$-	$44	$7,601

Accretion	-	313	263	-	-	576
Effects of movements in exchange rates	37	653	510	-	10	1,210
Change in estimates during the year	1,014	(865)	(791)	-	-	(642)
Balance at December 31, 2023	$1,302	$4,204	$3,185	$-	$54	$8,745